EMPLOYEE BENEFITS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Acturial gain loss on obligation	R$ (62,338)	R$ 135,210	R$ 138,489
Gain/(loss) recognized in shareholders' equity	186,665	(124,578)	(444,480)
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Acturial gain loss on obligation	(63,121)	(42,711)	(63,623)
Gain/(loss) recognized in shareholders' equity	R$ (63,121)	R$ (42,711)	R$ (63,623)